UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07445

                           SEI ASSET ALLOCATION TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                     DATE OF REPORTING PERIOD: JUNE 30, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS

Schedule of Investments (Unaudited)


Diversified Conservative Income Fund
June 30, 2007

----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 100.2%

FIXED INCOME FUND -- 55.4%
  SEI Institutional Managed Trust
  Core Fixed Income Fund, Class A *   3,312,123   $    33,519
                                                  ------------
Total Fixed Income Fund
  (Cost $34,694) ($ Thousands)                         33,519
                                                  ------------
EQUITY FUNDS -- 24.7%
  SEI Institutional Managed Trust
  Large Cap Diversified Alpha Fund,
  Class A                             1,089,593        12,814
  SEI Institutional Managed Trust
  Small Cap Growth Fund, Class A **      32,180           717
  SEI Institutional Managed Trust
  Small Cap Value Fund, Class A          31,869           717
  SEI Institutional Managed Trust
  Small/Mid Cap Diversified Alpha
  Fund, Class A                          66,233           717
                                                  ------------
Total Equity Funds
  (Cost $12,563) ($ Thousands)                         14,965
                                                  ------------
MONEY MARKET FUND (A) -- 20.1%
  SEI Liquid Asset Trust Prime
  Obligation Fund, Class A, 5.08%    12,127,574        12,128
                                                  ------------
Total Money Market Fund
  (Cost $12,128) ($ Thousands)                         12,128
                                                  ------------
Total Investments -- 100.2%
  (Cost $59,385)+ ($ Thousands)                   $    60,612
                                                  ============
 Percentages are based on Net Assets of $60,502 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

** Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of June 30, 2007

+ At June 30, 2007, the tax basis cost of the Fund's investments was $59,441 ($ Thousands), and the unrealized appreciation and depreciation were $2,346 ($ Thousands) and $(1,175) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2007

Schedule of Investments (Unaudited)


Diversified Conservative Fund
June 30, 2007

----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENTS FUNDS - 105.8%

FIXED INCOME FUND -- 62.6%
  SEI Institutional Managed Trust
  Core Fixed Income Fund, Class A *   5,639,534   $    57,072
                                                  ------------
Total Fixed Income Fund
  (Cost $59,235) ($ Thousands)                         57,072
                                                  ------------
EQUITY FUNDS -- 42.1%
  SEI Institutional International
  Trust International Equity Fund,
  Class A                               481,811         7,752
  SEI Institutional Managed Trust
  Large Cap Diversified Alpha Fund,
  Class A                             2,218,099        26,085
  SEI Institutional Managed Trust
  Small Cap Growth Fund, Class A **      68,936         1,537
  SEI Institutional Managed Trust
  Small Cap Value Fund, Class A          68,201         1,534
  SEI Institutional Managed Trust
  Small/Mid Cap Diversified Alpha
  Fund, Class A                         141,620         1,534
                                                  ------------
Total Equity Funds
  (Cost $30,379) ($ Thousands)                         38,442
                                                  ------------
MONEY MARKET FUND (A) -- 1.1%
  SEI Liquid Asset Trust Prime
  Obligation Fund, Class A, 5.08%       967,860           968
                                                  ------------
Total Money Market Fund
  (Cost $968) ($ Thousands)                               968
                                                  ------------
Total Investments -- 105.8%
  (Cost $90,582)+ ($ Thousands)                   $    96,482
                                                  ============
 Percentages are based on Net Assets of $91,220 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

** Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of June 30, 2007.

+ At June 30, 2007, the tax basis cost of the Fund's investments was $90,728 ($ Thousands), and the unrealized appreciation and depreciation were $7,917 ($ Thousands) and $(2,163) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2007

Schedule of Investments (Unaudited)


Diversified Global Moderate Growth Fund
June 30, 2007

----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 100.5%

EQUITY FUNDS -- 60.2%
  SEI Institutional International
  Trust Emerging Markets Equity
  Fund, Class A                         108,225   $     2,105
  SEI Institutional International
  Trust International Equity Fund,
  Class A                             1,815,947        29,218
  SEI Institutional Managed Trust
  Large Cap Diversified Alpha Fund,
  Class A                             6,726,781        79,107
  SEI Institutional Managed Trust
  Small Cap Growth Fund, Class A *      209,669         4,673
  SEI Institutional Managed Trust
  Small Cap Value Fund, Class A         207,627         4,672
  SEI Institutional Managed Trust
  Small/Mid Cap Diversified Alpha
  Fund, Class A                         431,359         4,672
                                                  ------------
Total Equity Funds
  (Cost $98,470) ($ Thousands)                        124,447
                                                  ------------
FIXED INCOME FUNDS -- 39.3%
  SEI Institutional International
  Trust Emerging Markets Debt Fund,
  Class A                               749,530         8,215
  SEI Institutional Managed Trust
  Core Fixed Income Fund, Class A     6,385,957        64,626
  SEI Institutional Managed Trust
  High Yield Bond Fund, Class A         975,140         8,269
                                                  ------------
Total Fixed Income Fund
  (Cost $83,415) ($ Thousands)                         81,110
                                                  ------------
MONEY MARKET FUND (A) -- 1.0%
  SEI Liquid Asset Trust Prime
  Obligation Fund, Class A, 5.08%     2,102,043         2,102
                                                  ------------
Total Money Market Fund
  (Cost $2,102) ($ Thousands)                           2,102
                                                  ------------
Total Investments -- 100.5%
  (Cost $183,987)+ ($ Thousands)                  $   207,659
                                                  ============
 Percentages are based on Net Assets of $206,668 ($ Thousands).

* Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of June 30, 2007.

+ At June 30, 2007, the tax basis cost of the Fund's investments was $184,424 ($ Thousands), and the unrealized appreciation and depreciation were $25,826 ($ Thousands) and $(2,591) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2007

Schedule of Investments (Unaudited)


Diversified Moderate Growth Fund
June 30, 2007

----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 100.1%

EQUITY FUNDS -- 59.8%
  SEI Institutional International
  Trust International Equity Fund,
  Class A                             1,788,434   $    28,776
  SEI Institutional Managed Trust
  Large Cap Diversified Alpha Fund,
  Class A                             8,193,415        96,355
  SEI Institutional Managed Trust
  Small Cap Growth Fund, Class A *      257,009         5,729
  SEI Institutional Managed Trust
  Small Cap Value Fund, Class A         251,576         5,660
  SEI Institutional Managed Trust
  Small/Mid Cap Diversified Alpha
  Fund, Class A                         521,643         5,649
                                                  ------------
Total Equity Funds
  (Cost $114,261) ($ Thousands)                       142,169
                                                  ------------
FIXED INCOME FUND -- 39.3%
  SEI Institutional Managed Trust
  Core Fixed Income Fund, Class A     9,235,946        93,468
                                                  ------------
Total Fixed Income Fund
  (Cost $96,536) ($ Thousands)                         93,468
                                                  ------------
MONEY MARKET FUND (A) -- 1.0%
  SEI Liquid Asset Trust Prime
  Obligation Fund, Class A, 5.08%     2,386,442         2,386
                                                  ------------
Total Money Market Fund
  (Cost $2,386) ($ Thousands)                           2,386
                                                  ------------
Total Investments -- 100.1%
  (Cost $213,183)+ ($ Thousands)                  $   238,023
                                                  ============
 Percentages are based on Net Assets of $237,876 ($ Thousands).

* Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of June 30, 2007.

+ At June 30, 2007, the tax basis cost of the Fund's investments was $213,292 ($ Thousands), and the unrealized appreciation and depreciation were $27,690 ($ Thousands) and $(2,959) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2007

Schedule of Investments (Unaudited)


Diversified Global Growth Fund
June 30, 2007

----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 100.3%

EQUITY FUNDS -- 80.1%
  SEI Institutional International
  Trust Emerging Markets Equity
  Fund, Class A                         294,156   $     5,721
  SEI Institutional International
  Trust International Equity Fund,
  Class A                             3,205,987        51,584
  SEI Institutional Managed Trust
  Large Cap Diversified Alpha Fund,
  Class A *                          12,288,734       144,516
  SEI Institutional Managed Trust
  Small Cap Growth Fund, Class A **     383,223         8,542
  SEI Institutional Managed Trust
  Small Cap Value Fund, Class A         375,209         8,442
  SEI Institutional Managed Trust
  Small/Mid Cap Diversified Alpha
  Fund, Class A                         779,195         8,439
                                                  ------------
Total Equity Funds
  (Cost $181,782) ($ Thousands)                       227,244
                                                  ------------
FIXED INCOME FUNDS -- 19.2%
  SEI Institutional International
  Trust Emerging Markets Debt Fund,
  Class A                               518,071         5,678
  SEI Institutional Managed Trust
  Core Fixed Income Fund, Class A     4,256,208        43,073
  SEI Institutional Managed Trust
  High Yield Bond Fund, Class A         672,848         5,706
                                                  ------------
Total Fixed Income Fund
  (Cost $56,205) ($ Thousands)                         54,457
                                                  ------------
MONEY MARKET FUND (A) -- 1.0%
  SEI Liquid Asset Trust Prime
  Obligation Fund, Class A, 5.08%     2,901,044         2,901
                                                  ------------
Total Money Market Fund
  (Cost $2,901) ($ Thousands)                           2,901
                                                  ------------
Total Investments -- 100.3%
  (Cost $240,888)+ ($ Thousands)                  $   284,602
                                                  ============
 Percentages are based on Net Assets of $283,837 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

** Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of June 30, 2007.

+ At June 30, 2007, the tax basis cost of the Fund's investments was $241,304 ($ Thousands), and the unrealized appreciation and depreciation were $45,011 ($ Thousands) and $(1,713) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2007

Schedule of Investments (Unaudited)


Diversified Global Stock Fund
June 30, 2007

----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 103.0%

EQUITY FUNDS -- 102.0%
  SEI Institutional International
  Trust Emerging Markets Equity
  Fund, Class A                         153,905   $     2,994
  SEI Institutional International
  Trust International Equity Fund,
  Class A                             2,184,620        35,151
  SEI Institutional Managed Trust
  Large Cap Diversified Alpha Fund,
  Class A *                           8,101,191        95,270
  SEI Institutional Managed Trust
  Small Cap Growth Fund, Class A **     248,961         5,549
  SEI Institutional Managed Trust
  Small Cap Value Fund, Class A         246,538         5,547
  SEI Institutional Managed Trust
  Small/Mid Cap Diversified Alpha
  Fund, Class A                         512,017         5,545
                                                  ------------
Total Equity Funds
  (Cost $122,719) ($ Thousands)                       150,056
                                                  ------------
MONEY MARKET FUND (A) -- 1.0%
  SEI Liquid Asset Trust Prime
  Obligation Fund, Class A, 5.08%     1,476,862         1,477
                                                  ------------
Total Money Market Fund
  (Cost $1,477) ($ Thousands)                           1,477
                                                  ------------
Total Investments -- 103.0%
  (Cost $124,196)+ ($ Thousands)                  $   151,533
                                                  ============
 Percentages are based on Net Assets of $147,090 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

** Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of June 30, 2007.

+ At June 30, 2007, the tax basis cost of the Fund's investments was $124,688 ($ Thousands), and the unrealized appreciation and depreciation were $26,845 ($ Thousands) and $(0) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2007

Schedule of Investments (Unaudited)


Diversified U.S. Stock Fund
June 30, 2007

----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 101.2%

EQUITY FUNDS -- 100.2%
  SEI Institutional Managed Trust
  Large Cap Diversified Alpha Fund,
  Class A *                           6,631,417   $    77,986
  SEI Institutional Managed Trust
  Small Cap Growth Fund, Class A **     202,786         4,520
  SEI Institutional Managed Trust
  Small Cap Value Fund, Class A         200,810         4,518
  SEI Institutional Managed Trust
  Small/Mid Cap Diversified Alpha
  Fund, Class A                         417,332         4,520
                                                  ------------
Total Equity Funds
  (Cost $77,502) ($ Thousands)                         91,544
                                                  ------------
MONEY MARKET FUND (A) -- 1.0%
  SEI Liquid Asset Trust Prime
  Obligation Fund, Class A, 5.08%       870,014           870
                                                  ------------
Total Money Market Fund
  (Cost $870) ($ Thousands)                               870
                                                  ------------
Total Investments -- 101.2%
  (Cost $78,372)+ ($ Thousands)                   $    92,414
                                                  ============
 Percentages are based on Net Assets of $91,318 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

** Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of June 30, 2007.

+ At June 30, 2007, the tax basis cost of the Fund's investments was $78,392 ($ Thousands), and the unrealized appreciation and depreciation were $14,022 ($ Thousands) and $(0) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2007

Schedule of Investments (Unaudited)


Defensive Strategy Fund
June 30, 2007

----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 100.1%

FIXED INCOME FUNDS -- 79.8%
  SEI Institutional Managed Trust
  Core Fixed Income Fund, Class A     1,403,530   $    14,204
  SEI Institutional Managed Trust
  Enhanced Income Fund, Class A *     6,907,316        70,800
  SEI Institutional Managed Trust
  High Yield Bond Fund, Class A         530,106         4,495
                                                  ------------
Total Fixed Income Fund
  (Cost $88,059) ($ Thousands)                         89,499
                                                  ------------
EQUITY FUNDS -- 20.0%
  SEI Institutional Managed Trust
  Global Managed Volatility Fund,
  Class A                               586,288         6,713
  SEI Institutional Managed Trust
  Real Estate Fund, Class A             188,736         3,386
  SEI Institutional Managed Trust
  U.S. Managed Volatility Fund,
  Class A                               914,085        12,376
                                                  ------------
Total Equity Funds
  (Cost $18,538) ($ Thousands)                         22,475
                                                  ------------
MONEY MARKET FUND (A) -- 0.3%
  SEI Liquid Asset Trust Prime
  Obligation Fund, Class A, 5.08%       280,967           281
                                                  ------------
Total Money Market Fund
  (Cost $281) ($ Thousands)                               281
                                                  ------------
Total Investments -- 100.1%
  (Cost $106,878)+ ($ Thousands)                  $   112,255
                                                  ============
 Percentages are based on Net Assets of $112,153 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Enhanced Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Enhanced Income Fund seeks to provide capital appreciation and income. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Enhanced Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A) Rate shown is the 7-day effective yield as of June 30, 2007.

+ At June 30, 2007, the tax basis cost of the Fund's investments was $106,954 ($ Thousands), and the unrealized appreciation and depreciation were $5,597 ($ Thousands) and $(296) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2007

Schedule of Investments (Unaudited)


Defensive Strategy Allocation Fund
June 30, 2007

----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 100.1%

EQUITY FUNDS -- 59.7%
  SEI Institutional Managed Trust
  Real Estate Fund, Class A             221,089   $     3,966
  SEI Institutional Managed Trust
  U.S. Managed Volatility Fund,
  Class A                               597,375         8,089
                                                  ------------
Total Equity Funds
  (Cost $9,855) ($ Thousands)                          12,055
                                                  ------------
FIXED INCOME FUND -- 40.1%
  SEI Institutional Managed Trust
  High Yield Bond Fund, Class A         952,919         8,081
                                                  ------------
Total Fixed Income Fund
  (Cost $8,029) ($ Thousands)                           8,081
                                                  ------------
MONEY MARKET FUND (A) -- 0.3%
  SEI Liquid Asset Trust Prime
  Obligation Fund, Class A, 5.08%        51,327            51
                                                  ------------
Total Money Market Fund
  (Cost $51) ($ Thousands)                                 51
                                                  ------------
Total Investments -- 100.1%
  (Cost $17,935)+ ($ Thousands)                   $    20,187
                                                  ============
 Percentages are based on Net Assets of $20,175 ($ Thousands).

(A) Rate shown is the 7-day effective yield as of June 30, 2007.

+ At June 30, 2007, the tax basis cost of the Fund's investments was $17,956 ($ Thousands), and the unrealized appreciation and depreciation were $2,231 ($ Thousands) and $(0) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2007

Schedule of Investments (Unaudited)


Conservative Strategy Fund
June 30, 2007

----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 99.8%

FIXED INCOME FUNDS -- 62.5%
  SEI Institutional Managed Trust
  Core Fixed Income Fund, Class A     2,221,072   $    22,477
  SEI Institutional Managed Trust
  Enhanced Income Fund, Class A       6,587,347        67,520
  SEI Institutional Managed Trust
  High Yield Bond Fund, Class A       1,130,905         9,590
                                                  ------------
Total Fixed Income Fund
  (Cost $98,383) ($ Thousands)                         99,587
                                                  ------------
EQUITY FUNDS -- 37.1%
  SEI Institutional Managed Trust
  Global Managed Volatility Fund,
  Class A                             1,617,821        18,524
  SEI Institutional Managed Trust
  Real Estate Fund, Class A             528,298         9,478
  SEI Institutional Managed Trust
  U.S. Managed Volatility Fund,
  Class A                             2,299,673        31,137
                                                  ------------
Total Equity Funds
  (Cost $49,204) ($ Thousands)                         59,139
                                                  ------------
MONEY MARKET FUND (A) -- 0.2%
  SEI Liquid Asset Trust Prime
  Obligation Fund, Class A, 5.08%       396,515           397
                                                  ------------
Total Money Market Fund
  (Cost $397) ($ Thousands)                               397
                                                  ------------
Total Investments -- 99.8%
  (Cost $147,984)+ ($ Thousands)                  $   159,123
                                                  ============
 Percentages are based on Net Assets of $159,449 ($ Thousands).

(A) Rate shown is the 7-day effective yield as of June 30, 2007.

+ At June 30, 2007, the tax basis cost of the Fund's investments was $148,102 ($ Thousands), and the unrealized appreciation and depreciation were $11,357 ($ Thousands) and $(336) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2007

Schedule of Investments (Unaudited)


Conservative Strategy Allocation Fund
June 30, 2007

----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 100.1%

EQUITY FUNDS -- 66.8%
  SEI Institutional Managed Trust
  Real Estate Fund, Class A             620,624   $    11,134
  SEI Institutional Managed Trust
  U.S. Managed Volatility Fund,
  Class A                             1,694,260        22,940
                                                  ------------
Total Equity Funds
  (Cost $27,196) ($ Thousands)                         34,074
                                                  ------------
FIXED INCOME FUND -- 33.0%
  SEI Institutional Managed Trust
  High Yield Bond Fund, Class A       1,981,067        16,800
                                                  ------------
Total Fixed Income Fund
  (Cost $16,881) ($ Thousands)                         16,800
                                                  ------------
MONEY MARKET FUND (A) -- 0.3%
  SEI Liquid Asset Trust Prime
  Obligation Fund, Class A, 5.08%       127,895           128
                                                  ------------
Total Money Market Fund
  (Cost $128) ($ Thousands)                               128
                                                  ------------
Total Investments -- 100.1%
  (Cost $44,205)+ ($ Thousands)                   $    51,002
                                                  ============
 Percentages are based on Net Assets of $50,972 ($ Thousands).

(A) Rate shown is the 7-day effective yield as of June 30, 2007.

+ At June 30, 2007, the tax basis cost of the Fund's investments was $44,270 ($ Thousands), and the unrealized appreciation and depreciation were $6,749 ($ Thousands) and $(17) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2007

Schedule of Investments (Unaudited)


Moderate Strategy Fund
June 30, 2007

----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 100.1%

FIXED INCOME FUNDS -- 50.7%
  SEI Institutional Managed Trust
  Core Fixed Income Fund, Class A    13,215,405   $   133,740
  SEI Institutional Managed Trust
  Enhanced Income Fund, Class A      11,067,754       113,445
  SEI Institutional Managed Trust
  High Yield Bond Fund, Class A       3,907,688        33,137
                                                  ------------
Total Fixed Income Fund
  (Cost $280,695) ($ Thousands)                       280,322
                                                  ------------
EQUITY FUNDS -- 49.2%
  SEI Institutional Managed Trust
  Global Managed Volatility Fund,
  Class A                             8,024,083        91,876
  SEI Institutional Managed Trust
  Large Cap Growth Fund, Class A      1,221,336        27,517
  SEI Institutional Managed Trust
  Large Cap Value Fund, Class A       1,135,109        27,549
  SEI Institutional Managed Trust
  Real Estate Fund, Class A           1,833,281        32,889
  SEI Institutional Managed Trust
  U.S. Managed Volatility Fund,
  Class A                             6,795,753        92,014
                                                  ------------
Total Equity Funds
  (Cost $228,830) ($ Thousands)                       271,845
                                                  ------------
MONEY MARKET FUND (A) -- 0.2%
  SEI Liquid Asset Trust Prime
  Obligation Fund, Class A, 5.08%     1,379,512         1,380
                                                  ------------
Total Money Market Fund
  (Cost $1,380) ($ Thousands)                           1,380
                                                  ------------
Total Investments -- 100.1%
  (Cost $510,905)+ ($ Thousands)                  $   553,547
                                                  ============
 Percentages are based on Net Assets of $553,023 ($ Thousands).

(A) Rate shown is the 7-day effective yield as of June 30, 2007.

+ At June 30, 2007, the tax basis cost of the Fund's investments was $511,244 ($ Thousands), and the unrealized appreciation and depreciation were $45,321 ($ Thousands) and $(3,018) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2007

Schedule of Investments (Unaudited)


Moderate Strategy Allocation Fund
June 30, 2007

----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 100.5%

EQUITY FUNDS -- 82.3%
  SEI Institutional International
  Trust International Equity Fund,
  Class A                               787,167   $    12,665
  SEI Institutional Managed Trust
  Real Estate Fund, Class A             696,485        12,495
  SEI Institutional Managed Trust
  Tax-Managed Large Cap Fund,
  Class A                             1,748,678        25,146
  SEI Institutional Managed Trust
  U.S. Managed Volatility Fund,
  Class A                             4,742,811        64,219
                                                  ------------
Total Equity Funds
  (Cost $92,315) ($ Thousands)                        114,525
                                                  ------------
FIXED INCOME FUND -- 17.9%
  SEI Institutional Managed Trust
  High Yield Bond Fund, Class A       2,940,592        24,936
                                                  ------------
Total Fixed Income Fund
  (Cost $25,059) ($ Thousands)                         24,936
                                                  ------------
MONEY MARKET FUND (A) -- 0.3%
  SEI Liquid Asset Trust Prime
  Obligation Fund, Class A, 5.08%       350,376           350
                                                  ------------
Total Money Market Fund
  (Cost $350) ($ Thousands)                               350
                                                  ------------
Total Investments -- 100.5%
  (Cost $117,724)+ ($ Thousands)                  $   139,811
                                                  ============
 Percentages are based on Net Assets of $139,113 ($ Thousands).

(A) Rate shown is the 7-day effective yield as of June 30, 2007.

+ At June 30, 2007, the tax basis cost of the Fund's investments was $117,830 ($ Thousands), and the unrealized appreciation and depreciation were $21,998 ($ Thousands) and $(17) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2007

Schedule of Investments (Unaudited)


Aggressive Strategy Fund
June 30, 2007

----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 99.4%

EQUITY FUNDS -- 80.7%
  SEI Institutional International
  Trust Emerging Markets Equity
  Fund, Class A                         452,603   $     8,803
  SEI Institutional International
  Trust International Equity Fund,
  Class A                             5,058,826        81,397
  SEI Institutional Managed Trust
  Large Cap Diversified Alpha Fund,
  Class A                            18,201,950       214,055
  SEI Institutional Managed Trust
  Small Cap Growth Fund, Class A *      788,433        17,574
  SEI Institutional Managed Trust
  Small Cap Value Fund, Class A         777,319        17,490
  SEI Institutional Managed Trust
  Small/Mid Cap Diversified Alpha
  Fund, Class A                       1,616,169        17,503
                                                  ------------
Total Equity Funds
  (Cost $303,316) ($ Thousands)                       356,822
                                                  ------------
FIXED INCOME FUNDS -- 18.5%
  SEI Institutional International
  Trust Emerging Markets Debt Fund,
  Class A                             4,000,668        43,847
  SEI Institutional Managed Trust
  Core Fixed Income Fund, Class A     1,120,192        11,336
  SEI Institutional Managed Trust
  High Yield Bond Fund, Class A       3,118,935        26,449
                                                  ------------
Total Fixed Income Fund
  (Cost $81,714) ($ Thousands)                         81,632
                                                  ------------
MONEY MARKET FUND (A) -- 0.2%
  SEI Liquid Asset Trust Prime
  Obligation Fund, Class A, 5.08%     1,094,382         1,094
                                                  ------------
Total Money Market Fund
  (Cost $1,094) ($ Thousands)                           1,094
                                                  ------------
Total Investments -- 99.4%
  (Cost $386,124)+ ($ Thousands)                  $   439,548
                                                  ============
 Percentages are based on Net Assets of $442,267 ($ Thousands).

* Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of June 30, 2007.

+ At June 30, 2007, the tax basis cost of the Fund's investments was $386,384 ($ Thousands), and the unrealized appreciation and depreciation were $53,403 ($ Thousands) and $(239) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2007

Schedule of Investments (Unaudited)


Tax-Managed Aggressive Strategy Fund
June 30, 2007

----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 99.8%

EQUITY FUNDS -- 87.9%
  SEI Institutional International
  Trust Emerging Markets Equity
  Fund, Class A                         114,609   $     2,229
  SEI Institutional International
  Trust International Equity Fund,
  Class A                             1,096,223        17,638
  SEI Institutional Managed Trust
  Tax-Managed Large Cap Fund,
  Class A *                           4,252,605        61,153
  SEI Institutional Managed Trust
  Tax-Managed Small Cap Fund,
  Class A                             1,047,659        15,233
                                                  ------------
Total Equity Funds
  (Cost $77,246) ($ Thousands)                         96,253
                                                  ------------
FIXED INCOME FUNDS -- 11.7%
  SEI Institutional International
  Trust Emerging Markets Debt Fund,
  Class A                               595,965         6,532
  SEI Institutional Managed Trust
  High Yield Bond Fund, Class A         742,781         6,299
                                                  ------------
Total Fixed Income Fund
  (Cost $12,829) ($ Thousands)                         12,831
                                                  ------------
MONEY MARKET FUND (A) -- 0.2%
  SEI Liquid Asset Trust Prime
  Obligation Fund, Class A, 5.08%       271,248           271
                                                  ------------
Total Money Market Fund
  (Cost $271) ($ Thousands)                               271
                                                  ------------
Total Investments -- 99.8%
  (Cost $90,346)+ ($ Thousands)                   $   109,355
                                                  ============
 Percentages are based on Net Assets of $109,543 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A) Rate shown is the 7-day effective yield as of June 30, 2007.

+ At June 30, 2007, the tax basis cost of the Fund's investments was $90,553 ($ Thousands), and the unrealized appreciation and depreciation were $18,839 ($ Thousands) and $(37) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2007

Schedule of Investments (Unaudited)


Core Market Strategy Fund
June 30, 2007

----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 100.1%

FIXED INCOME FUNDS -- 59.3%
  SEI Institutional International
  Trust Emerging Markets Debt Fund,
  Class A                               471,626   $     5,169
  SEI Institutional Managed Trust
  Core Fixed Income Fund, Class A *   5,247,907        53,109
  SEI Institutional Managed Trust
  High Yield Bond Fund, Class A         367,828         3,119
                                                  ------------
Total Fixed Income Fund
  (Cost $62,602) ($ Thousands)                         61,397
                                                  ------------
EQUITY FUNDS -- 40.5%
  SEI Institutional International
  Trust Emerging Markets Equity
  Fund, Class A                          53,407         1,039
  SEI Institutional International
  Trust International Equity Fund,
  Class A                               597,503         9,614
  SEI Institutional Managed Trust
  Large Cap Diversified Alpha Fund,
  Class A                             2,137,454        25,136
  SEI Institutional Managed Trust
  Small Cap Growth Fund, Class A **      92,340         2,058
  SEI Institutional Managed Trust
  Small Cap Value Fund, Class A          91,423         2,057
  SEI Institutional Managed Trust
  Small/Mid Cap Diversified Alpha
  Fund, Class A                         190,211         2,060
                                                  ------------
Total Equity Funds
  (Cost $33,837) ($ Thousands)                         41,964
                                                  ------------
MONEY MARKET FUND (A) -- 0.3%
  SEI Liquid Asset Trust Prime
  Obligation Fund, Class A, 5.08%       259,075           259
                                                  ------------
Total Money Market Fund
  (Cost $259) ($ Thousands)                               259
                                                  ------------
Total Investments -- 100.1%
  (Cost $96,698)+ ($ Thousands)                   $   103,620
                                                  ============
 Percentages are based on Net Assets of $103,554 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

** Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of June 30, 2007.

+ At June 30, 2007, the tax basis cost of the Fund's investments was $96,899 ($ Thousands), and the unrealized appreciation and depreciation were $8,022 ($ Thousands) and $(1,301) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2007

Schedule of Investments (Unaudited)


Core Market Strategy Allocation Fund
June 30, 2007

----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 100.1%

EQUITY FUNDS -- 88.1%
  SEI Institutional International
  Trust Emerging Markets Equity Fund,
  Class A                                29,427   $       572
  SEI Institutional International
  Trust International Equity Fund,
  Class A                               279,451         4,496
  SEI Institutional Managed Trust
  Tax-Managed Large Cap Fund,
  Class A *                           1,072,795        15,427
  SEI Institutional Managed Trust
  Tax-Managed Small Cap Fund,
  Class A                               266,579         3,876
                                                  ------------
Total Equity Funds
  (Cost $19,147) ($ Thousands)                         24,371
                                                  ------------
FIXED INCOME FUNDS -- 11.7%
  SEI Institutional International
  Trust Emerging Markets Debt Fund,
  Class A                               151,077         1,656
  SEI Institutional Managed Trust
  High Yield Bond Fund, Class A         187,051         1,586
                                                  ------------
Total Fixed Income Fund
  (Cost $3,262) ($ Thousands)                           3,242
                                                  ------------
MONEY MARKET FUND (A) -- 0.3%
  SEI Liquid Asset Trust Prime
  Obligation Fund, Class A, 5.08%        68,681            69
                                                  ------------
Total Money Market Fund
  (Cost $69) ($ Thousands)                                 69
                                                  ------------
Total Investments -- 100.1%
  (Cost $22,478)+ ($ Thousands)                   $    27,682
                                                  ============
 Percentages are based on Net Assets of $27,665 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A) Rate shown is the 7-day effective yield as of June 30, 2007.

+ At June 30, 2007, the tax basis cost of the Fund's investments was $22,502 ($ Thousands), and the unrealized appreciation and depreciation were $5,200 ($ Thousands) and $(20) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2007

Schedule of Investments (Unaudited)


Market Growth Strategy Fund
June 30, 2007

----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 99.5%

EQUITY FUNDS -- 60.5%
  SEI Institutional International
  Trust Emerging Markets Equity
  Fund, Class A                         399,391   $     7,768
  SEI Institutional International
  Trust International Equity Fund,
  Class A                             6,897,854       110,987
  SEI Institutional Managed Trust
  Large Cap Diversified Alpha Fund,
  Class A                            23,257,305       273,506
  SEI Institutional Managed Trust
  Small Cap Growth Fund, Class A *    1,034,555        23,060
  SEI Institutional Managed Trust
  Small Cap Value Fund, Class A       1,024,495        23,051
  SEI Institutional Managed Trust
  Small/Mid Cap Diversified Alpha
  Fund, Class A                       2,836,915        30,724
                                                  ------------
Total Equity Funds
  (Cost $388,146) ($ Thousands)                       469,096
                                                  ------------
FIXED INCOME FUNDS -- 38.8%
  SEI Institutional International
  Trust Emerging Markets Debt Fund,
  Class A                             4,919,748        53,920
  SEI Institutional Managed Trust
  Core Fixed Income Fund, Class A    20,566,382       208,132
  SEI Institutional Managed Trust
  High Yield Bond Fund, Class A       4,511,173        38,255
                                                  ------------
Total Fixed Income Fund
  (Cost $304,745) ($ Thousands)                       300,307
                                                  ------------
MONEY MARKET FUND (A) -- 0.2%
  SEI Liquid Asset Trust Prime
  Obligation Fund, Class A, 5.08%     1,898,314         1,898
                                                  ------------
Total Money Market Fund
  (Cost $1,898) ($ Thousands)                           1,898
                                                  ------------
Total Investments -- 99.5%
  (Cost $694,789)+ ($ Thousands)                  $   771,301
                                                  ============
 Percentages are based on Net Assets of $774,909 ($ Thousands).

* Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of June 30, 2007.

+ At June 30, 2007, the tax basis cost of the Fund's investments was $695,435 ($ Thousands), and the unrealized appreciation and depreciation were $80,190 ($ Thousands) and $(4,324) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2007

Schedule of Investments (Unaudited)


Market Growth Strategy Allocation Fund
June 30, 2007

----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 100.1%

EQUITY FUNDS -- 88.1%
  SEI Institutional International
  Trust Emerging Markets Equity
  Fund, Class A                         211,971   $     4,123
  SEI Institutional International
  Trust International Equity Fund,
  Class A                             2,031,746        32,691
  SEI Institutional Managed Trust
  Tax-Managed Large Cap Fund,
  Class A *                           7,885,842       113,397
  SEI Institutional Managed Trust
  Tax-Managed Small Cap Fund,
  Class A                             1,941,581        28,231
                                                  ------------
Total Equity Funds
  (Cost $143,353) ($ Thousands)                       178,442
                                                  ------------
FIXED INCOME FUNDS -- 11.8%
  SEI Institutional International
  Trust Emerging Markets Debt Fund,
  Class A                             1,112,808        12,196
  SEI Institutional Managed Trust
  High Yield Bond Fund, Class A       1,377,532        11,682
                                                  ------------
Total Fixed Income Fund
  (Cost $23,922) ($ Thousands)                         23,878
                                                  ------------
MONEY MARKET FUND (A) -- 0.2%
  SEI Liquid Asset Trust Prime
  Obligation Fund, Class A, 5.08%       501,577           502
                                                  ------------
Total Money Market Fund
  (Cost $502) ($ Thousands)                               502
                                                  ------------
Total Investments -- 100.1%
  (Cost $167,777)+ ($ Thousands)                  $   202,822
                                                  ============
 Percentages are based on Net Assets of $202,519 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A) Rate shown is the 7-day effective yield as of June 30, 2007.

+ At June 30, 2007, the tax basis cost of the Fund's investments was $168,017 ($ Thousands), and the unrealized appreciation and depreciation were $34,889 ($ Thousands) and $(84) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2007

ITEM 2.  CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Asset Allocation Trust


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO


Date August 15, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO


Date August 15, 2007

By (Signature and Title)*                    /s/ Stephen F. Panner
                                             -----------------------------------
                                             Stephen F. Panner, Controller & CFO


Date August 15, 2007

* Print the name and title of each signing officer under his or her signature.